Document And Entity Information	Oct. 21, 2020
Cover [Abstract]
Entity Registrant Name	Allakos Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001564824
Document Period End Date	Oct. 21, 2020
Entity Emerging Growth Company	false
Entity File Number	001-38582
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-4798831
Entity Address, Address Line One	975 Island Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	597-5002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, par value $0.001
Trading Symbol	ALLK
Name of Each Exchange on Which Registered	NASDAQ